Provisions - Payment protection insurance (Details) claim in Thousands, policy in Millions, $ in Millions	12 Months Ended			240 Months Ended
	Dec. 31, 2019 USD ($) policy claim	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) policy claim
Disclosure of other provisions [line items]
Other provisions	$ 3,398	$ 2,920	$ 4,011	$ 3,398
Net insurance premium income	$ 10,636	10,659	$ 9,779
Payment Protection Insurance
Disclosure of other provisions [line items]
Number of policies, customer contacted | policy	3.0			3.0
Policies with customer contacted, as a percent of policies sold	56.00%			56.00%
Number of policies sold | policy				5.4
Net insurance premium income				$ 3,400
Gross written premiums				$ 4,500
Number of expected claims to be settled in the future | claim	45			45
Insurance Provision
Disclosure of other provisions [line items]
Other provisions	$ 1,100	$ 555		$ 1,100
Payments for other provisions	750
Net change in expected credit loss provision and other movements	$ 1,200
Liability calculation, annual basis spread on simple interest rate	8.00%